UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2012

DATE OF REPORTING PERIOD: July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (49.3%)
		Consumer Discretionary (9.3%)
556,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	$598,395
4,180,000		Dana Holding Corp.µ 6.750%, 02/15/21	4,519,625
		DISH Network Corp.
1,090,000		5.875%, 07/15/22*	1,128,150
940,000		7.125%, 02/01/16µ	1,042,225
500,000		7.875%, 09/01/19	583,750
4,000,000		Gap, Inc.µ 5.950%, 04/12/21	4,235,684
		Goodyear Tire & Rubber Company
4,714,000		8.250%, 08/15/20	5,161,830
1,000,000		7.000%, 05/15/22	1,026,250
		Icahn Enterprises, LP
3,188,000		8.000%, 01/15/18	3,403,190
1,100,000		8.000%, 01/15/18*	1,174,250
4,000,000		J.C. Penney Company, Inc. 7.125%, 11/15/23	3,535,000
		Jaguar Land Rover, PLC*
4,000,000		8.125%, 05/15/21	4,270,000
1,500,000		7.750%, 05/15/18	1,605,000
2,700,000		Lear Corp.µ 8.125%, 03/15/20	3,054,375
2,000,000		Liberty Media Corp. 8.500%, 07/15/29	2,100,000
		Limited Brands, Inc.
2,000,000		6.950%, 03/01/33	1,967,500
300,000		5.625%, 02/15/22	315,750
		Meritage Homes Corp.
1,812,000		7.000%, 04/01/22*	1,893,540
800,000		7.150%, 04/15/20	848,000
2,000,000		MGM Resorts International 7.500%, 06/01/16	2,077,500
2,210,000		Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	2,251,437
		Service Corp. International
1,000,000		8.000%, 11/15/21	1,182,500
1,000,000		7.000%, 05/15/19	1,092,500
350,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	390,250

			49,456,701

		Consumer Staples (1.7%)
564,000		Darling International, Inc. 8.500%, 12/15/18	635,910
1,175,000		Elizabeth Arden, Inc. 7.375%, 03/15/21	1,298,375
4,867,000		Post Holdings, Inc.* 7.375%, 02/15/22	5,098,183
		Smithfield Foods, Inc.
1,400,000		7.750%, 07/01/17µ	1,561,000
600,000		6.625%, 08/15/22†	624,000

			9,217,468

		Energy (13.9%)
6,000,000	NOK	Aker Solutions, ASA‡ 6.660%, 06/06/17	995,429
1,506,000		Atwood Oceanics, Inc. 6.500%, 02/01/20	1,611,420

PRINCIPAL AMOUNT		VALUE

3,000,000	Berry Petroleum Company 6.375%, 09/15/22	$3,187,500
5,000,000	Bristow Group, Inc.µ 7.500%, 09/15/17	5,200,000
5,000,000	Calfrac Holdings, LPµ* 7.500%, 12/01/20	4,800,000
	Calumet Specialty Products, LP
3,000,000	9.375%, 05/01/19	3,120,000
500,000	9.625%, 08/01/20*	530,000
2,500,000	Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	2,718,750
2,000,000	Chesapeake Energy Corp. 9.500%, 02/15/15	2,160,000
2,000,000	Cimarex Energy Company 5.875%, 05/01/22	2,135,000
2,000,000	Clayton Williams Energy, Inc. 7.750%, 04/01/19	1,990,000
	Frontier Oil Corp.
4,424,000	6.875%, 11/15/18	4,711,560
1,000,000	8.500%, 09/15/16	1,052,500
3,000,000	GulfMark Offshore, Inc.* 6.375%, 03/15/22	3,075,000
1,158,000	Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	1,214,453
1,000,000	Holly Energy Partners, LP* 6.500%, 03/01/20	1,047,500
360,000	HollyFrontier Corp. 9.875%, 06/15/17	400,500
	Hornbeck Offshore Services, Inc.
1,470,000	8.000%, 09/01/17µ	1,580,250
800,000	5.875%, 04/01/20*	804,000
	Linn Energy, LLC
3,000,000	7.750%, 02/01/21	3,180,000
1,000,000	6.250%, 11/01/19*	991,250
	Oasis Petroleum, Inc.
1,940,000	6.500%, 11/01/21	1,964,250
1,250,000	6.875%, 01/15/23	1,268,750
880,000	Pioneer Drilling Company 9.875%, 03/15/18	950,400
	Plains Exploration & Production Company
2,000,000	6.750%, 02/01/22	2,150,000
2,000,000	6.125%, 06/15/19	2,080,000
3,500,000	Samson Investment Company* 9.750%, 02/15/20	3,635,625
4,000,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	4,398,744
	SESI, LLC
2,000,000	7.125%, 12/15/21*	2,225,000
2,000,000	6.875%, 06/01/14µ	2,000,650
1,200,000	Swift Energy Company 8.875%, 01/15/20	1,290,000
750,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	804,375
4,500,000	W&T Offshore, Inc. 8.500%, 06/15/19	4,747,500

		74,020,406

	Financials (2.2%)
2,335,000	AON Corp.µ 8.205%, 01/01/27	2,762,718
825,000	Legg Mason, Inc.* 5.500%, 05/21/19	877,678

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,980,000	Leucadia National Corp.µ 8.125%, 09/15/15	$2,234,925
4,000,000	Neuberger Berman Group LLC* 5.875%, 03/15/22	4,250,000
	Omega Healthcare Investors, Inc.
1,070,000	5.875%, 03/15/24*	1,150,250
590,000	7.500%, 02/15/20	663,750

		11,939,321

	Health Care (6.5%)
134,000	AMERIGROUP Corp. 7.500%, 11/15/19	157,785
3,775,000	Community Health Systems, Inc. 7.125%, 07/15/20	3,959,031
2,000,000	Endo Pharmaceuticals Holdings, Inc. 7.000%, 07/15/19	2,220,000
	Fresenius Med*
1,000,000	6.500%, 09/15/18	1,121,250
620,000	5.875%, 01/31/22	664,175
6,000,000	Grifols, SAµ 8.250%, 02/01/18	6,600,000
2,520,000	Hologic, Inc.*† 6.250%, 08/01/20	2,671,200
	Mylan, Inc.*
990,000	7.625%, 07/15/17µ	1,109,419
500,000	7.875%, 07/15/20	571,250
4,000,000	Teleflex, Inc.µ 6.875%, 06/01/19	4,270,000
	Valeant Pharmaceuticals International, Inc.*
3,800,000	7.250%, 07/15/22	3,942,500
1,300,000	7.000%, 10/01/20	1,348,750
250,000	6.750%, 10/01/17	267,500
5,569,000	Warner Chilcott Company, LLCµ 7.750%, 09/15/18	6,049,326

		34,952,186

	Industrials (4.7%)
1,246,000	Abengoa, SA* 8.875%, 11/01/17	1,059,100
	Belden, Inc.
1,000,000	9.250%, 06/15/19	1,105,000
500,000	7.000%, 03/15/17	520,625
1,562,000	Boart Longyear Management Pty., Ltd.µ* 7.000%, 04/01/21	1,636,195
2,500,000	Deluxe Corp.~ 7.375%, 06/01/15	2,553,125
688,000	Dycom Investments, Inc. 7.125%, 01/15/21	751,640
1,935,000	Monaco SpinCo, Inc.* 6.750%, 04/30/20	2,089,800
4,000,000	Rexel, SA* 6.125%, 12/15/19	4,105,000
	Terex Corp.
1,540,000	6.500%, 04/01/20	1,597,750
1,500,000	8.000%, 11/15/17	1,586,250
837,000	TransDigm Group, Inc. 7.750%, 12/15/18	937,440
2,630,000	Triumph Group, Inc. 8.625%, 07/15/18	2,945,600
4,000,000	UR Financing Escrow Corp.* 7.625%, 04/15/22	4,265,000

		25,152,525

PRINCIPAL AMOUNT		VALUE

	Information Technology (4.9%)
707,000	Amkor Technology, Inc. 6.625%, 06/01/21	$705,233
2,925,000	Audatex North America, Inc.* 6.750%, 06/15/18	3,137,062
	Equinix, Inc.
2,500,000	7.000%, 07/15/21	2,790,625
400,000	8.125%, 03/01/18µ	445,000
2,000,000	Hughes Satellite Systems Corp. 7.625%, 06/15/21	2,220,000
5,472,000	iGATE Corp.µ 9.000%, 05/01/16	5,827,680
3,500,000	Sanmina-SCI Corp.* 7.000%, 05/15/19	3,500,000
	Seagate Technology
2,000,000	7.000%, 11/01/21	2,182,500
1,250,000	6.875%, 05/01/20	1,354,687
	ViaSat, Inc.
3,000,000	6.875%, 06/15/20*	3,112,500
1,000,000	8.875%, 09/15/16	1,075,000

		26,350,287

	Materials (3.1%)
967,000	Clearwater Paper Corp. 7.125%, 11/01/18	1,044,360
	FMG Resources*
6,000,000	8.250%, 11/01/19µ	6,345,000
2,500,000	6.875%, 04/01/22	2,503,125
3,000,000	New Gold, Inc.* 7.000%, 04/15/20	3,142,500
1,290,000	Sealed Air Corp.* 8.125%, 09/15/19	1,454,475
	Steel Dynamics, Inc.
1,675,000	7.750%, 04/15/16µ	1,748,281
325,000	7.625%, 03/15/20	351,813

		16,589,554

	Telecommunication Services (0.4%)
2,000,000	Qwest Communications International, Inc. 7.750%, 02/15/31	2,074,216

	Utilities (2.6%)
1,050,000	AES Corp.* 7.375%, 07/01/21	1,206,188
5,500,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	5,857,500
	Calpine Corp.*
5,000,000	7.875%, 01/15/23µ	5,712,500
1,090,000	7.500%, 02/15/21	1,218,075

		13,994,263

	TOTAL CORPORATE BONDS (Cost $253,213,342)	263,746,927

CONVERTIBLE BONDS (11.5%)
	Consumer Discretionary (1.1%)
1,750,000	Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	1,546,563
3,931,000	Priceline.com, Inc.µ* 1.000%, 03/15/18	4,215,997

		5,762,560

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Consumer Staples (0.3%)
1,500,000		Smithfield Foods, Inc. 4.000%, 06/30/13	$1,591,875

		Energy (2.2%)
3,115,700	EUR	Cgg Veritas 1.750%, 01/01/16	1,238,232
2,000,000		Chesapeake Energy Corp. 2.750%, 11/15/35	1,850,000
1,000,000		Newpark Resources, Inc.µ 4.000%, 10/01/17	1,010,000
3,100,000		Subsea 7, SAµ 2.250%, 10/11/13	3,467,350
		Technip, SA
1,950,000	EUR	0.500%, 01/01/16µ	2,430,829
1,150,000	EUR	0.250%, 01/01/17	1,574,143

			11,570,554

		Financials (0.8%)
4,000,000		Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	4,340,000

		Health Care (2.1%)
11,260,000	SEK	Elekta, AB 2.750%, 04/25/17	1,811,416
2,000,000		LifePoint Hospitals, Inc.µ 3.500%, 05/15/14	2,115,000
6,500,000		Shire, PLC 2.750%, 05/09/14	7,395,387

			11,321,803

		Information Technology (3.2%)
3,200,000	EUR	Cap Gemini, SA 3.500%, 01/01/14	1,522,833
3,000,000		Ciena Corp.µ* 3.750%, 10/15/18	3,378,750
5,500,000		Intel Corp.µ 2.950%, 12/15/35	6,270,000
1,500,000		Mentor Graphics Corp.µ 4.000%, 04/01/31	1,653,750
4,000,000		Nuance Communications, Inc.µ* 2.750%, 11/01/31	4,225,000
300,000		Photronics, Inc.* 3.250%, 04/01/16	294,750

			17,345,083

		Materials (1.8%)
3,000,000		AngloGold Ashanti, Ltd.µ 3.500%, 05/22/14	3,221,250
5,450,000		Goldcorp, Inc.µ 2.000%, 08/01/14	6,097,187
115,000		Steel Dynamics, Inc. 5.125%, 06/15/14	124,488

			9,442,925

		TOTAL CONVERTIBLE BONDS (Cost $60,445,564)	61,374,800

U.S. GOVERNMENT AND AGENCY SECURITY (0.7%)
3,500,000		United States Treasury Note~ 1.375%, 02/15/13 (Cost $3,521,961)	3,523,380

PRINCIPAL AMOUNT			VALUE

SOVEREIGN BONDS (0.9%)
535,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14	$2,703,241
2,500,000	NZD	Government of New Zealand 6.000%, 04/15/15	2,204,769

		TOTAL SOVEREIGN BONDS (Cost $4,807,335)	4,908,010

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (4.7%)
		Consumer Staples (0.3%)
16,750		Bunge, Ltd. 4.875%	1,622,656

		Energy (2.3%)
140,000		Apache Corp.µ 6.000%	6,799,800
6,506		Chesapeake Energy Corp.µ* 5.750%	5,736,905

			12,536,705

		Financials (1.1%)
65,000		Affiliated Managers Group, Inc.µ 5.150%	2,900,625
13,600		MetLife, Inc. 5.000%	852,584
1,600		Wells Fargo & Companyµ 7.500%	1,851,200

			5,604,409

		Industrials (0.4%)
40,000		United Technologies Corp. 7.500%	2,110,000

		Materials (0.3%)
43,000		AngloGold Ashanti, Ltd. 6.000%	1,762,570

		Utilities (0.3%)
32,000		NextEra Energy, Inc. 5.599%	1,660,800

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $27,746,712)	25,297,140

COMMON STOCKS (67.2%)
		Consumer Discretionary (3.2%)
225,000	JPY	ASICS Corp.µ	2,633,529
38,500		Carnival Corp.µ	1,281,280
400,000	AUD	Harvey Norman Holdings, Ltd.µ	837,393
83,000	JPY	Panasonic Corp.	574,473
9,000	EUR	Porsche Automobil Holding, SEµ	463,106
110,000	JPY	Suzuki Motor Corp.	2,009,855
13,743	CHF	Swatch Group, AG	5,448,241
7,810	CHF	Swatch Group, AGµ	544,129
31,000	JPY	Toyota Motor Corp.	1,185,341
46,800		Walt Disney Companyµ	2,299,752

			17,277,099

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Consumer Staples (8.6%)
71,500	EUR	Anheuser-Busch InBev, NVµ	$5,657,299
38,900		Coca-Cola Companyµ	3,143,120
137,000	BRL	Companhia de Bebidas das Americasµ	5,255,500
106,500	EUR	Danone, SAµ	6,473,434
215,000	GBP	Diageo, PLCµ	5,746,896
40,000	EUR	Heineken, NVµ	2,167,197
203,500	CHF	Nestlé, SAµ	12,502,272
46,124	GBP	SABMiller, PLC	1,988,750
42,000		Wal-Mart Stores, Inc.µ	3,126,060

			46,060,528

		Energy (7.9%)
875,000	GBP	BP, PLCµ	5,809,944
19,500		Chevron Corp.µ	2,136,810
2,175,000	HKD	CNOOC, Ltd.	4,363,171
40,000		ConocoPhillipsµ	2,177,600
23,500		Devon Energy Corp.µ	1,389,320
95,000	EUR	ENI, S.p.A.µ	1,958,924
180,000	CAD	Ensign Energy Services, Inc.µ	2,651,045
40,500		Exxon Mobil Corp.µ	3,517,425
24,000		Noble Corp.µ#	888,000
15,000		Occidental Petroleum Corp.µ	1,305,450
57,500	NOK	Petroleum Geo-Services, ASAµ	841,411
20,000		Phillips 66µ	752,000
82,300	GBP	Royal Dutch Shell, PLCµ	2,796,799
33,300		Schlumberger, Ltd.µ	2,372,958
73,000	CAD	Suncor Energy, Inc.µ	2,231,819
34,000	EUR	Technip, SAµ	3,569,138
74,000	EUR	TOTAL, SAµ	3,409,642

			42,171,456

		Financials (5.0%)
440,000	GBP	Aberdeen Asset Management, PLCµ	1,778,511
4,000		American International Group, Inc.µ#	125,080
95,000	AUD	ASX, Ltd.µ	3,105,998
105,000		Bank of America Corp.µ	770,700
41,000		Bank of New York Mellon Corp.µ	872,480
18,961		Citigroup, Inc.	514,412
29,000	EUR	Deutsche Böerse, AG	1,442,705
12,000		Franklin Resources, Inc.µ	1,379,400
19,000		Hartford Financial Services Group, Inc.µ	312,550
77,500		JPMorgan Chase & Companyµ	2,790,000
80,000	CHF	Julius Baer Group, Ltd.#	2,857,583
99,000		Manulife Financial Corp.µ	1,061,280
16,000		MetLife, Inc.µ	492,320
98,000	CAD	Power Financial Corp.µ	2,415,675
8,500		Prudential Financial, Inc.µ	410,380
140,000	GBP	Standard Chartered, PLCµ	3,204,902
23,500		T. Rowe Price Group, Inc.µ	1,427,625
8,300	CHF	Zurich Financial Services, AGµ#	1,842,122

			26,803,723

		Health Care (8.7%)
17,000		Abbott Laboratories	1,127,270
23,000	DKK	Coloplast, A/S - Class Bµ	4,355,010
52,700		Covidien, PLCµ	2,944,876
34,250		Eli Lilly and Companyµ	1,508,027
39,700		Johnson & Johnsonµ	2,748,034
42,000		Medtronic, Inc.µ	1,655,640
144,533		Merck & Company, Inc.µ	6,384,023

NUMBER OF SHARES			VALUE

98,700	CHF	Novartis, AG	$5,795,571
80,000	DKK	Novo Nordisk, A/S - Class Bµ	12,335,017
121,800		Pfizer, Inc.µ	2,928,072
25,000	CHF	Roche Holding, AGµ	4,426,890

			46,208,430

		Industrials (6.0%)
270,000	CHF	ABB, Ltd.µ#	4,694,340
54,000	EUR	ALSTOMµ	1,789,606
610,000	GBP	BAE Systems, PLCµ	2,944,031
28,000		Boeing Companyµ	2,069,480
35,000	EUR	Bouygues, SA	881,479
37,300		Eaton Corp.	1,635,232
242,500		General Electric Companyµ	5,031,875
41,000		Honeywell International, Inc.µ	2,380,050
75,000	JPY	Komatsu, Ltd.	1,663,819
47,000	EUR	Krones, AG	2,194,651
14,000	EUR	Nexans, SAµ	610,422
40,000	EUR	Royal Philips Electronics, NVµ	879,689
63,500	EUR	Siemens, AGµ	5,380,926

			32,155,600

		Information Technology (16.4%)
72,000		Accenture, PLC - Class Aµ	4,341,600
17,100		Apple, Inc.µ#	10,443,996
75,000	EUR	ASML Holding, NVµ	4,331,786
25,000		CA, Inc.µ	601,750
60,000	JPY	Canon, Inc.µ	2,003,590
29,500	EUR	Cap Gemini, SAµ	1,076,441
65,500		Check Point Software Technologies, Ltd.µ#	3,181,335
47,500		Cisco Systems, Inc.	757,625
132,500		Dell, Inc.µ#	1,574,100
85,000		eBay, Inc.µ#	3,765,500
209,009		EMC Corp.µ#	5,478,126
6,250		Google, Inc.µ#	3,956,062
95,000		Intel Corp.	2,441,500
285,000	SEK	LM Ericsson Telephone Companyµ	2,646,462
85,000	CHF	Logitech International, SAµ#	752,468
190,000		Microsoft Corp.µ	5,599,300
6,428		Motorola Solutions, Inc.µ	310,729
20,400	JPY	Nintendo Company, Ltd.µ	2,269,314
580,000	EUR	Nokia, OYJ	1,392,183
92,000	JPY	Nomura Research Institute, Ltd.µ	1,900,443
42,000		Oracle Corp.µ	1,268,400
51,000		QUALCOMM, Inc.µ	3,043,680
5,560	KRW	Samsung Electronics Company, Ltd.µ	6,391,339
192,100	EUR	SAP, AGµ	12,191,219
42,900	EUR	Software, AG	1,395,000
75,000		Symantec Corp.µ#	1,181,250
1,337,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,618,982

			87,914,180

		Materials (6.9%)
64,000	GBP	Anglo American, PLCµ	1,896,614
154,000	CAD	Barrick Gold Corp.	5,069,093
13,500		Cliffs Natural Resources, Inc.µ	552,015
41,000		Dow Chemical Companyµ	1,179,980
135,000	CAD	Goldcorp, Inc.µ	4,873,112
5,311		Mosaic Company	308,622
160,000	AUD	Newcrest Mining, Ltd.µ	3,912,849
33,500	CAD	Potash Corp. of Saskatchewan, Inc.µ	1,483,173

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

51,000	GBP	Rio Tinto, PLCµ	$2,348,647
15,000	CHF	Syngenta, AGµ	5,114,731
83,500	CAD	Teck Resources, Ltd. - Class Bµ	2,342,180
280,000	CAD	Yamana Gold, Inc.µ	4,151,767
77,000	NOK	Yara International, ASAµ	3,635,971

			36,868,754

		Telecommunication Services (4.0%)
187,000		América Móvil, SAB de CVµ	4,991,030
145,000		AT&T, Inc.µ	5,498,400
96,000	EUR	France Telecom, SAµ	1,285,546
475	JPY	KDDI Corp.	3,270,469
2,157,000	GBP	Vodafone Group, PLCµ	6,173,194

			21,218,639

		Utilities (0.5%)
10,500		Exelon Corp.µ	410,760
45,801	EUR	GDF Suezµ	1,022,053
29,000	EUR	RWE, AGµ	1,138,543

			2,571,356

		TOTAL COMMON STOCKS (Cost $460,529,373)	359,249,765

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTIONS (0.1%)#
		Consumer Discretionary (0.1%)
95		Priceline.com, Inc. Call, 01/19/13, Strike $630.00 (Cost $786,895)	804,175

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENT (3.1%)
16,515,711		Fidelity Prime Money Market Fund - Institutional Class (Cost $16,515,711)	16,515,711

TOTAL INVESTMENTS (137.5%) (Cost $827,566,893)			735,419,908

LIABILITIES, LESS OTHER ASSETS (-37.5%)			(200,671,782)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$534,748,126

NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-0.9%)#
		Consumer Staples (-0.1%)
(29,400)		Smithfield Foods, Inc.	(543,900)

		Energy (-0.1%)
(48,827)		Newpark Resources, Inc.	(333,488)

		Financials (-0.2%)
(9,600)		Affiliated Managers Group, Inc.	(1,071,264)

NUMBER OF SHARES		VALUE

	Health Care (-0.1%)
(16,700)	LifePoint Hospitals, Inc.	$(636,604)

	Information Technology (-0.4%)
(92,500)	Ciena Corp.	(1,482,775)
(39,500)	Mentor Graphics Corp.	(603,560)
(14,720)	Photronics, Inc.	(86,112)

		(2,172,447)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $4,393,764)	(4,757,703)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $423,092,225. $188,143,026 of the collateral has been re-registered by the counterparty.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $76,418,653 or 14.3% of net assets applicable to common shareholders.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2012.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $4,646,755.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14 $	80,000,000	$(3,013,029)
BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	36,900,000	(131,910)
BNP Paribas, SA	1.1400% quarterly	3 month LIBOR	03/14/17	34,000,000	(711,539)

					$(3,856,478)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

CURRENCY EXPOSURE JULY 31, 2012 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$482,775,889	66.1%
European Monetary Unit	67,477,026	9.2%
Swiss Franc	43,978,347	6.0%
British Pound Sterling	34,688,288	4.7%
Canadian Dollar	25,217,864	3.5%
Japanese Yen	17,510,833	2.4%
Danish Krone	16,690,027	2.3%
Brazilian Real	7,958,741	1.1%
Australian Dollar	7,856,240	1.1%
South Korean Won	6,391,339	0.9%
Norwegian Krone	5,472,811	0.7%
Swedish Krona	4,457,878	0.6%
Hong Kong Dollar	4,363,171	0.6%
New Taiwanese Dollar	3,618,982	0.5%
New Zealand Dollar	2,204,769	0.3%

Total Investments Net of Common Stocks Sold Short	$730,662,205	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007. The Fund’s investment objective is to generate a high level of current income with a secondary objective of capital appreciation.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at July 31, 2012.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows:

Cost basis of investments	$835,165,021

Gross unrealized appreciation	47,217,385
Gross unrealized depreciation	(146,962,498)

Net unrealized appreciation (depreciation)	$(99,745,113)

NOTE 3 — SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are recorded as an expense. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows the Fund to borrow up to $255,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended July 31, 2012, the average borrowings under the Agreement and the average interest rate on the amount borrowed were $201,000,000 and 1.16%, respectively. As of July 31, 2012, the amount of such outstanding borrowings was $201,000,000. The interest rate applicable to the borrowings on July 31, 2012 was 1.09%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 5 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 4 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 6 — WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$263,746,927	$—	$263,746,927
Convertible Bonds		61,374,800		61,374,800
U.S. Government and Agency Securities		3,523,380		3,523,380
Sovereign Bonds		4,908,010		4,908,010
Convertible Preferred Stocks	13,376,154	11,920,986		25,297,140
Common Stocks	156,317,705	202,932,060		359,249,765
Purchased Options	804,175			804,175
Short Term Investment	16,515,711			16,515,711

Total	$187,013,745	$548,406,163	$—	$735,419,908

Liabilities:
Common Stocks Sold Short	$4,757,703	$—	$—	$4,757,703
Interest Rate Swaps		3,856,478		3,856,478

Total	$4,757,703	$3,856,478	$—	$8,614,181

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2012